STATEMENT OF CASH FLOWS’ COMPLEMENTARY INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Statement Of Cash Flows Complementary Information
Schedule of adjustments to reconcile net profit to cash flows generated by operating activities

	Note	12.31.2025	12.31.2024	12.31.2023
Income tax	10.6	204	(121)	318
Accrued interest		139	106	283
Depreciations and amortizations	9 and 10.2	414	342	267
Share of profit from associates and joint ventures	5.1.2	(142)	(146)	2
Profit from sale of companies´ interest		-	(34)	(9)
Results for property, plant and equipment sale and derecognition	10.4	-	(11)	1
Results for intangible assets sales	10.4	(5)	-	-
(Recovery) Impairment of property, plant and equipment, intangible assets and inventories		(15)	34	39
Impairment of financial assets		21	56	-
Result from present value measurement	10.5	3	7	10
Changes in the fair value of financial instruments		(181)	(213)	(392)
Exchange differences, net		(48)	-	(190)
Result from repurchase of CB	10.5	(2)	10	(1)
Costs of concessions agreements completion	10.4	1	6	5
Contractual indemnity	10.4	-	-	(7)
Contractual penalty	10.4	-	-	7
Provision for contingecies, net	10.4	(3)	6	8
Provision for environmental remediation	10.4	7	3	4
Accrual of defined benefit plans	9 and 10.2	11	27	26
Fair value of consortiums' previous interest	10.4	-	-	(7)
Impairment of other receivables	10.4	-	-	5
Ecuador's transactional agreement	10.4	-	-	5
Expenses recovery	10.4	-	-	(8)
Compensation agreements	10.2	14	61	37
Derecognition of unproductive wells	10.3	-	20	7
Other		-	(1)	(4)
Adjustments to reconcile net profit to cash flows from operating activities		418	152	406

Schedule of changes in operating assets and liabilities

	12.31.2025	12.31.2024	12.31.2023
Increase in trade receivables and other receivables	(100)	(411)	(151)
Increase in inventories	(13)	(20)	(35)
Increase in trade and other payables	69	75	17
Increase in salaries and social security payables	10	25	20
Defined benefit plans payments	(3)	(3)	(3)
Increase in tax liabilities	22	17	27
Decrease in provisions	(10)	(19)	(7)
Income tax payment	(8)	-	-
Collection (Payments) for derivative financial instruments, net	15	-	(4)
Changes in operating assets and liabilities	(18)	(336)	(136)

Schedule of significant non-cash transactions

	12.31.2025	12.31.2024	12.31.2023
Acquisition of property, plant and equipment through an increase in trade payables	(169)	(99)	(82)
Borrowing costs capitalized in property, plant and equipment	(6)	(8)	(21)
Increase in other receivables through a decrease in financial assets at fair value through profit or loss	(131)	-	-
Collection of dividends from joint ventures through financial assets	45	-	-
Payment of borrowings through financial assets at amortized cost transfer	(9)	-	-
Increase in intangible assets through the reduction of other receivables	(3)	-	-
Increase in right-of-use assets through an increase in other liabilities	(44)	-	(13)
Decrease in financial assets at fair value through profit or loss through a decrease in income tax liability	(3)	-	-
Compensation of trade receivables through an increase in financial assets at fair value through profit and loss	-	(53)	-
Increase (Decrease) in asset retirement obligation and wind turbines decommision through property, plant and equipment	15	(5)	(5)
Credit for equity interests in areas sales	-	14	-
Increase of property, plant and equipment through exchange of assets	-	-	(25)